UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 28-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      2/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $    1,002,694
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12230             Alps Advisers, Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Alcoa Inc.                    COM            013817101    33554  2081523 SH       SOLE       410000   1671523      0    0
American Express Co.          COM            025816109    24499   604616 SH       SOLE       135000    469616      0    0
Analog Devices                COM            032654105    29959   948670 SH       SOLE       203000    745670      0    0
Bank of America Corp.         COM            060505104    25418  1687774 SH       SOLE       367429   1320345      0    0
Bank of New York Mellon Corp. COM            064058100    32537  1163299 SH       SOLE       230000    933299      0    0
Bristol-Myers                 COM            110122108    29487  1167803 SH       SOLE       208442    959361      0    0
Carnival Cruise Lines Inc Cl. COM            143658300    24667   778373 SH       SOLE       160000    618373      0    0
Chevron Corp.                 COM            166764100    30732   399170 SH       SOLE       76000     323170      0    0
China Youth Media Inc         COM            16947Y107        2    20000 SH       SOLE                  20000      0    0
Cisco Systems Inc             COM            17275R102    34488  1440615 SH       SOLE       278000   1162615      0    0
Coca-Cola Co.                 COM            191216100     9129   160151 SH       SOLE       35000     125151      0    0
Compugen Ltd                  COM            011768504      243    50000 SH       SOLE                  50000      0    0
ConocoPhillips                COM            20825c104    31860   623857 SH       SOLE       129000    494857      0    0
Continuecare Corp.            COM            212172100      450   103000 SH       SOLE                 103000      0    0
Corning Inc.                  COM            219350105    28418  1471685 SH       SOLE       290000   1181685      0    0
Covidien Plc                  COM            G2554F105    23914   499346 SH       SOLE       86000     413346      0    0
Deere & Company               COM            244199105     7355   135983 SH       SOLE       26600     109383      0    0
Dell Inc                      COM            24702r101    31357  2183631 SH       SOLE       427000   1756631      0    0
Devon Energy Co.              COM            25179m103    37978   516711 SH       SOLE       103000    413711      0    0
Dun & Bradstreet Corp.        COM            26483E100    10791   127900 SH       SOLE       28000      99900      0    0
Ebay Inc                      COM            278642103    32389  1376516 SH       SOLE       256000   1120516      0    0
Exxon Mobil Corporation       COM            30231g102     1773    25998 SH       SOLE                  25998      0    0
First Place Financial Corp.   COM            33610t109       62    22401 SH       SOLE                  22401      0    0
General Electric Co.          COM            369604103      883    58370 SH       SOLE                  58370      0    0
Genzyme                       COM            372917104    13312   271628 SH       SOLE       60000     211628      0    0
J. P. Morgan Chase & Co.      COM            46625H100    33269   798381 SH       SOLE       153500    644881      0    0
Johnson & Johnson             COM            478160104      495     7692 SH       SOLE                   7692      0    0
Johnson Controls Inc.         COM            478366107    26916   988095 SH       SOLE       200000    788095      0    0
McGraw Hill Inc.              COM            580645109    35663  1064247 SH       SOLE       206000    858247      0    0
Medtronic Inc.                COM            585055106    11251   255815 SH       SOLE       57000     198815      0    0
Merck & Co., Inc.             COM            58933Y105      475    13002 SH       SOLE                  13002      0    0
MicroIslet, Inc.              COM            59507q106        0    39000 SH       SOLE                  39000      0    0
Microsoft Corporation         COM            594918104    36243  1189077 SH       SOLE       211000    978077      0    0
Monster Worldwide Inc.        COM            611742107    36825  2116362 SH       SOLE       428100   1688262      0    0
Morgan Stanley                COM            617446448    27503   929159 SH       SOLE       190000    739159      0    0
Novellus Systems              COM            670008101    31211  1337235 SH       SOLE       235200   1102035      0    0
Omnicom Group                 COM            681919106     3729    95254 SH       SOLE       34000      61254      0    0
Procter & Gamble Co           COM            742718109     8961   147795 SH       SOLE       19000     128795      0    0
St. Jude Medical Inc.         COM            790849103     4752   129190 SH       SOLE       27000     102190      0    0
Staples Inc.                  COM            855030102    34226  1391863 SH       SOLE       261500   1130363      0    0
Tyco Electronics Ltd          COM            H8912P106    18008   733516 SH       SOLE       137750    595766      0    0
Tyco International LTD        COM            H89128104    33675   943820 SH       SOLE       184000    759820      0    0
Valero Energy                 COM            91913Y100    22462  1341028 SH       SOLE       243500   1097528      0    0
Wal-Mart Stores Inc.          COM            931142103    19766   369810 SH       SOLE       52700     317110      0    0
Walgreen Co.                  COM            931422109    31523   858461 SH       SOLE       178500    679961      0    0
Walt Disney Company           COM            254687106    30323   940257 SH       SOLE       172800    767457      0    0
Western Union                 COM            959802109    31992  1697194 SH       SOLE       336000   1361194      0    0
Winston Pharmaceuticals       COM            975657107        3    10115 SH       SOLE                  10115      0    0
Yahoo!                        COM            984332106    18332  1092492 SH       SOLE       255500    836992      0    0
Zimmer Holdings Inc.          COM            98956P102     9833   166345 SH       SOLE       34000     132345      0    0
E-Kong Group Ltd.                            G2952Q109        1    12500 SH       SOLE                  12500      0    0
Enviornmental Energy Service                 29406q101        0    10000 SH       SOLE                  10000      0    0
Prism Support Hldgs LLC                      3030551          0   250000 SH       SOLE                 250000      0    0


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